Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Consolidated net income before discontinued operations	$ 141.2	$ 164.1	$ 175.9
Income from discontinued operations, net of tax		77.2	17.1
Add (deduct) items to reconcile consolidated net income to net cash provided by operating activities:
Company stock issued for U.S. 401(k) plan	11.8
Foreign currency transaction losses		19.9
Loss on debt extinguishment	85.2	2.1
Employee stock compensation	13.9	9.4	0.7
Depreciation and amortization of properties	66.4	75.8	96.9
Depreciation and amortization of outsourcing assets	62.7	111.9	151.0
Amortization of marketable software	65.7	62.9	104.6
Disposal of capital assets	1.4	9.8	10.8
Loss (gain) on sale of businesses and assets	(2.2)	(65.5)	8.8
Decrease (increase) in deferred income taxes, net	28.6	(34.4)	(87.9)
Decrease (increase) in receivables, net	92.1	(31.9)	62.1
Decrease in inventories	22.1	12.4	14.0
Increase in other assets	(5.9)	(94.2)	(121.9)
(Decrease) increase in accounts payable and other accrued liabilities	(214.4)	56.5	(70.7)
(Decrease) increase in other liabilities	(50.6)	(38.4)	37.3
Other	(0.8)	(0.8)	(1.9)
Net cash provided by operating activities	317.2	336.8	396.8
Cash flows from investing activities
Proceeds from investments	691.2	417.4	404.1
Purchases of investments	(688.2)	(416.5)	(402.8)
Restricted deposits	50.7	23.4	(86.8)
Investment in marketable software	(51.7)	(55.8)	(57.6)
Capital additions of properties	(42.2)	(64.1)	(45.9)
Capital additions of outsourcing assets	(40.5)	(83.2)	(97.8)
Net (payments) proceeds from sales of businesses and assets	(15.6)	117.2	15.5
Net cash used for investing activities	(96.3)	(61.6)	(271.3)
Cash flows from financing activities
Proceeds from issuance of preferred stock, net of issuance costs	249.7
Payments of long-term debt	(555.7)	(92.8)	(30.0)
Dividends paid on preferred stock	(12.2)
Dividends paid to noncontrolling interest	(0.4)
Financing fees	(2.2)	(0.1)	(16.1)
Proceeds from exercise of stock options	1.4	1.4
Net cash used for financing activities	(319.4)	(91.5)	(46.1)
Effect of exchange rate changes on cash and cash equivalents	(14.9)	(3.0)	24.2
(Decrease) increase in cash and cash equivalents	(113.4)	180.7	103.6
Cash and cash equivalents, beginning of year	828.3	647.6	544.0
Cash and cash equivalents, end of year	$ 714.9	$ 828.3	$ 647.6